CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues:
Membership	$ 85,725		$ 47,919		$ 19,654
Online marketing services	58,457		28,509		15,500
Other services	1,565		10,694		6,380
Total revenues	145,747		87,122		41,534
Cost of revenues	(8,471)	[1]	(10,406)	[1]	(6,301)	[1]
Gross profit	137,276		76,716		35,233
Operating expenses:
Sales and marketing expenses	84,534		76,422		100,134
Research and development expenses	25,138		18,464		7,784
General and administrative expenses	12,983		13,088		10,721
Total operating expenses	122,655	[1]	107,974	[1]	118,639	[1]
Income/(loss) from operations	14,621		(31,258)		(83,406)
Other income/(expenses):
Interest income	603		233		164
Investment and other income/(loss), net	2,728		(355)		129
Foreign currency exchange gain/(loss), net	548		(62)		(245)
Others, net	1,057		1,041		(44)
Income/(loss) before tax	19,557		(30,401)		(83,402)
Income taxes benefits/(expenses)
Net income/(loss)	19,557		(30,401)		(83,402)
Accretions to preference shares redemption values	(9,134)		(10,233)		(6,547)
Income attributable to preference shareholders	(1,230)
Net income/(loss) attributable to ordinary shareholders	9,193		(40,634)		(89,949)
Net income/(loss)	19,557		(30,401)		(83,402)
Foreign currency translation adjustment, net of nil tax	(570)		(48)		2
Comprehensive income/(loss)	$ 18,987		$ (30,449)		$ (83,400)
Net income/(loss) per ordinary share attributable to ordinary shareholders - basic	$ 0.14		$ (0.92)		$ (2.03)
Net income/(loss) per ordinary share attributable to ordinary shareholders - diluted	$ 0.13		$ (0.92)		$ (2.03)
Net income/(loss) per ADS-basic	$ 0.29		$ (1.84)		$ (4.07)
Net income/(loss) per ADS-diluted	$ 0.27		$ (1.84)		$ (4.07)
Weighted average number of ordinary shares used in computing basic earnings per share	63,717,007		44,245,388		44,245,388
Weighted average number of ordinary shares used in computing diluted earnings per share	69,159,524		44,245,388		44,245,388

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: Cost of revenues 26 30 36 Sales and marketing expenses 225 270 445 Research and development expenses 443 489 996 General and administrative expenses 1,276 882 1,388